INTEREST RATE SWAP DERIVATIVES - Fair Value of Derivative Instruments (FY) (Details)	Sep. 30, 2021 USD ($) instrument	Dec. 31, 2020 USD ($) instrument	Dec. 31, 2019 USD ($) instrument
Derivatives, Fair Value [Line Items]
Derivative asset fair value		$ 0	$ 34,567
Derivative liability fair value	$ (1,073,998)	$ (1,743,889)	$ (1,021,724)
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Number of Instruments | instrument	4	8	12
Liability | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Number of Instruments | instrument	4	8	7
Derivative liability fair value	$ (1,073,998)	$ (1,743,889)	$ (1,021,724)
Assets | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Number of Instruments | instrument	0	0	5
Derivative asset fair value	$ 0	$ 0	$ 34,567
REIT I | Liability | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Number of Instruments | instrument			3
Derivative liability fair value			$ (51,514)
REIT I | Assets | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Number of Instruments | instrument			5
Derivative asset fair value			$ 34,567